GEOGRAPHICAL INFORMATION (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 19,599	$ 7,178
Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	19,599	7,178
Israel | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	18,583	6,361
United States | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	748	756
Rest of the world | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 268	$ 61